Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	BNY Mellon Municipal Funds, Inc.
Entity Central Index Key	0000878092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 16, 2021
Document Effective Date	Dec. 31, 2021
Prospectus Date	Dec. 31, 2021
BNY Mellon AMT-Free Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DMUAX
BNY Mellon AMT-Free Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DMUCX
BNY Mellon AMT-Free Municipal Bond Fund | Class Z
Prospectus:
Trading Symbol	DRMBX
BNY Mellon AMT-Free Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	DMBIX
BNY Mellon AMT-Free Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DMUYX
BNY Mellon High Yield Municipal Bond Fund | Class Z
Prospectus:
Trading Symbol	DHMBX
BNY Mellon High Yield Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DHYAX
BNY Mellon High Yield Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DHYCX
BNY Mellon High Yield Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	DYBIX
BNY Mellon High Yield Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DHYYX